BALANCE SHEETS - USD ($)	Mar. 31, 2016	Mar. 31, 2015
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 0	$ 1,798,718
OTHER ASSETS
Cash and cash equivalents	21,728,069	23,720,352
Notes receivable	22,790	22,790
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	164,773	412,350
ASSETS	21,915,632	25,954,210
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	685,806	182,339
Accounts payable - affiliates	49,270,814	52,101,042
Capital contributions payable	578,113	587,465
LIABILITIES	50,534,733	52,870,846
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(21,290,383)	(19,481,250)
General partner	(7,328,718)	(7,435,386)
PARTNERS' CAPITAL (DEFICIT)	(28,619,101)	(26,916,636)
Liabilities and Stockholders' Equity	21,915,632	25,954,210
Series Twenty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	180,896	310,195
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	180,896	310,195
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	1,442,059	1,504,687
Capital contributions payable	0	0
LIABILITIES	1,442,059	1,504,687
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(940,299)	(874,295)
General partner	(320,864)	(320,197)
PARTNERS' CAPITAL (DEFICIT)	(1,261,163)	(1,194,492)
Liabilities and Stockholders' Equity	180,896	310,195
Series Twenty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	425,168	127,394
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	3,000
ASSETS	425,168	130,394
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	5,000
Accounts payable - affiliates	1,460,365	1,440,389
Capital contributions payable	0	0
LIABILITIES	1,460,365	1,445,389
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(862,894)	(1,139,894)
General partner	(172,303)	(175,101)
PARTNERS' CAPITAL (DEFICIT)	(1,035,197)	(1,314,995)
Liabilities and Stockholders' Equity	425,168	130,394
Series Twenty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	295,650	117,048
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	295,650	117,048
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,819,689	2,809,752
Capital contributions payable	0	9,352
LIABILITIES	2,819,689	2,819,104
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,279,715)	(2,455,952)
General partner	(244,324)	(246,104)
PARTNERS' CAPITAL (DEFICIT)	(2,524,039)	(2,702,056)
Liabilities and Stockholders' Equity	295,650	117,048
Series Twenty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	219,677	205,359
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	219,677	205,359
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,052,312	2,206,713
Capital contributions payable	0	0
LIABILITIES	2,052,312	2,206,713
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,529,462)	(1,696,494)
General partner	(303,173)	(304,860)
PARTNERS' CAPITAL (DEFICIT)	(1,832,635)	(2,001,354)
Liabilities and Stockholders' Equity	219,677	205,359
Series Twenty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	502,552	1,005,871
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	80,040
ASSETS	502,552	1,085,911
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	6,335
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	6,335
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	676,778	1,254,077
General partner	(174,226)	(174,501)
PARTNERS' CAPITAL (DEFICIT)	502,552	1,079,576
Liabilities and Stockholders' Equity	502,552	1,085,911
Series Twenty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	395,797	3,811,919
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	1,250	1,250
ASSETS	397,047	3,813,169
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	616,693	4,032,481
General partner	(219,646)	(219,312)
PARTNERS' CAPITAL (DEFICIT)	397,047	3,813,169
Liabilities and Stockholders' Equity	397,047	3,813,169
Series Twenty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	809,362	3,013,320
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	69,000
ASSETS	809,362	3,082,320
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	4,960	20,467
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	4,960	20,467
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	1,114,701	3,371,487
General partner	(310,299)	(309,634)
PARTNERS' CAPITAL (DEFICIT)	804,402	3,061,853
Liabilities and Stockholders' Equity	809,362	3,082,320
Series Twenty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	899,636	1,051,663
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	899,636	1,051,663
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	1,097,087	1,247,594
General partner	(197,451)	(195,931)
PARTNERS' CAPITAL (DEFICIT)	899,636	1,051,663
Liabilities and Stockholders' Equity	899,636	1,051,663
Series Twenty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	884,427	5,774,634
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	1,250
ASSETS	884,427	5,775,884
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	7,500	3,000
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	7,500	3,000
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	1,149,995	6,058,903
General partner	(273,068)	(286,019)
PARTNERS' CAPITAL (DEFICIT)	876,927	5,772,884
Liabilities and Stockholders' Equity	884,427	5,775,884
Series Twenty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	618,758	501,274
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	618,758	501,274
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	1,500
Accounts payable - affiliates	3,578,505	3,814,638
Capital contributions payable	8,235	8,235
LIABILITIES	3,586,740	3,824,373
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,599,655)	(2,951,221)
General partner	(368,327)	(371,878)
PARTNERS' CAPITAL (DEFICIT)	(2,967,982)	(3,323,099)
Liabilities and Stockholders' Equity	618,758	501,274
Series Thirty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	304,293	322,775
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	51,500
ASSETS	304,293	374,275
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	1,572,292	1,833,832
Capital contributions payable	105,139	105,139
LIABILITIES	1,677,431	1,938,971
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,132,351)	(1,321,993)
General partner	(240,787)	(242,703)
PARTNERS' CAPITAL (DEFICIT)	(1,373,138)	(1,564,696)
Liabilities and Stockholders' Equity	304,293	374,275
Series Thirty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,351,761	3,106,480
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	25,000	25,000
ASSETS	1,376,761	3,131,480
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	3,000	0
Accounts payable - affiliates	0	2,902,513
Capital contributions payable	66,294	66,294
LIABILITIES	69,294	2,968,807
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	1,673,651	540,305
General partner	(366,184)	(377,632)
PARTNERS' CAPITAL (DEFICIT)	1,307,467	162,673
Liabilities and Stockholders' Equity	1,376,761	3,131,480
Series Thirty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,061,685	354,807
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	1,061,685	354,807
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	7,000	993
Accounts payable - affiliates	3,366,055	3,280,553
Capital contributions payable	1,229	1,229
LIABILITIES	3,374,284	3,282,775
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,883,110)	(2,492,325)
General partner	(429,489)	(435,643)
PARTNERS' CAPITAL (DEFICIT)	(2,312,599)	(2,927,968)
Liabilities and Stockholders' Equity	1,061,685	354,807
Series Thirty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,266,455	281,704
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	1,266,455	281,704
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	4,053
Accounts payable - affiliates	2,025,236	2,060,048
Capital contributions payable	69,154	69,154
LIABILITIES	2,094,390	2,133,255
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(593,876)	(1,607,256)
General partner	(234,059)	(244,295)
PARTNERS' CAPITAL (DEFICIT)	(827,935)	(1,851,551)
Liabilities and Stockholders' Equity	1,266,455	281,704
Series Thirty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	674,173	838,027
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	674,173	838,027
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	5,802
Accounts payable - affiliates	3,603,434	4,077,757
Capital contributions payable	0	0
LIABILITIES	3,603,434	4,083,559
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,599,579)	(2,912,687)
General partner	(329,682)	(332,845)
PARTNERS' CAPITAL (DEFICIT)	(2,929,261)	(3,245,532)
Liabilities and Stockholders' Equity	674,173	838,027
Series Thirty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,693,223	231,626
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	1,693,223	231,626
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	1,500
Accounts payable - affiliates	2,494,235	2,405,390
Capital contributions payable	0	0
LIABILITIES	2,494,235	2,406,890
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(510,977)	(1,871,486)
General partner	(290,035)	(303,778)
PARTNERS' CAPITAL (DEFICIT)	(801,012)	(2,175,264)
Liabilities and Stockholders' Equity	1,693,223	231,626
Series Thirty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	979,340	430,583
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	979,340	430,583
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	133,500	131,000
Accounts payable - affiliates	1,292,536	1,190,777
Capital contributions payable	0	0
LIABILITIES	1,426,036	1,321,777
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(263,566)	(703,619)
General partner	(183,130)	(187,575)
PARTNERS' CAPITAL (DEFICIT)	(446,696)	(891,194)
Liabilities and Stockholders' Equity	979,340	430,583
Series Thirty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	340,689	345,467
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	340,689	345,467
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	1,024
Accounts payable - affiliates	2,501,407	2,344,087
Capital contributions payable	138,438	138,438
LIABILITIES	2,639,845	2,483,549
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,060,600)	(1,901,137)
General partner	(238,556)	(236,945)
PARTNERS' CAPITAL (DEFICIT)	(2,299,156)	(2,138,082)
Liabilities and Stockholders' Equity	340,689	345,467
Series Thirty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	333,474	280,864
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	333,474	280,864
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	4,779	0
Accounts payable - affiliates	2,020,632	1,881,232
Capital contributions payable	0	0
LIABILITIES	2,025,411	1,881,232
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,456,733)	(1,366,080)
General partner	(235,204)	(234,288)
PARTNERS' CAPITAL (DEFICIT)	(1,691,937)	(1,600,368)
Liabilities and Stockholders' Equity	333,474	280,864
Series Thirty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	313,691	166,118
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	313,691	166,118
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	4,894	0
Accounts payable - affiliates	1,775,213	1,681,984
Capital contributions payable	0	0
LIABILITIES	1,780,107	1,681,984
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,255,309)	(1,304,265)
General partner	(211,107)	(211,601)
PARTNERS' CAPITAL (DEFICIT)	(1,466,416)	(1,515,866)
Liabilities and Stockholders' Equity	313,691	166,118
Series Forty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	510,705	97,731
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	510,705	97,731
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	5,000	0
Accounts payable - affiliates	2,862,316	3,039,139
Capital contributions payable	102	102
LIABILITIES	2,867,418	3,039,241
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,108,202)	(2,687,151)
General partner	(248,511)	(254,359)
PARTNERS' CAPITAL (DEFICIT)	(2,356,713)	(2,941,510)
Liabilities and Stockholders' Equity	510,705	97,731
Series Forty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	331,029	158,957
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	1,218	1,218
ASSETS	332,247	160,175
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	3,161,663	3,292,504
Capital contributions payable	100	100
LIABILITIES	3,161,763	3,292,604
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,552,052)	(2,851,936)
General partner	(277,464)	(280,493)
PARTNERS' CAPITAL (DEFICIT)	(2,829,516)	(3,132,429)
Liabilities and Stockholders' Equity	332,247	160,175
Series Forty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	3,412,757	420,023
Notes receivable	22,790	22,790
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	51,003	90,963
ASSETS	3,486,550	533,776
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	1,665
Accounts payable - affiliates	2,141,040	2,319,763
Capital contributions payable	73,433	73,433
LIABILITIES	2,214,473	2,394,861
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	1,500,294	(1,601,536)
General partner	(228,217)	(259,549)
PARTNERS' CAPITAL (DEFICIT)	1,272,077	(1,861,085)
Liabilities and Stockholders' Equity	3,486,550	533,776
Series Forty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	2,886,991	354,147
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	82,514	85,341
ASSETS	2,969,505	439,488
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	3,061,116	2,855,008
Capital contributions payable	99,265	99,265
LIABILITIES	3,160,381	2,954,273
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	132,554	(2,168,116)
General partner	(323,430)	(346,669)
PARTNERS' CAPITAL (DEFICIT)	(190,876)	(2,514,785)
Liabilities and Stockholders' Equity	2,969,505	439,488
Series Forty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	44,503	9,744
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	44,503	9,744
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,331,303	1,973,504
Capital contributions payable	0	0
LIABILITIES	2,331,303	1,973,504
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,026,484)	(1,706,674)
General partner	(260,316)	(257,086)
PARTNERS' CAPITAL (DEFICIT)	(2,286,800)	(1,963,760)
Liabilities and Stockholders' Equity	44,503	9,744
Series Forty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	838,105
OTHER ASSETS
Cash and cash equivalents	748,100	147,398
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	748,100	985,503
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	515,173	0
Accounts payable - affiliates	2,058,519	1,760,413
Capital contributions payable	16,724	16,724
LIABILITIES	2,590,416	1,777,137
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,470,231)	(430,056)
General partner	(372,085)	(361,578)
PARTNERS' CAPITAL (DEFICIT)	(1,842,316)	(791,634)
Liabilities and Stockholders' Equity	748,100	985,503
Series Forty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	960,613
OTHER ASSETS
Cash and cash equivalents	243,277	255,224
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	3,788	3,788
ASSETS	247,065	1,219,625
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	1,650,887	1,426,359
Capital contributions payable	0	0
LIABILITIES	1,650,887	1,426,359
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,127,041)	58,076
General partner	(276,781)	(264,810)
PARTNERS' CAPITAL (DEFICIT)	(1,403,822)	(206,734)
Liabilities and Stockholders' Equity	$ 247,065	$ 1,219,625